Restatement (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 As Previously Reported [Member]	Dec. 31, 2011 Adjustments to Restate [Member]
Current Assets:
Inventories	$ 1,575,509	$ 1,089,087	$ 991,234	$ 8,218,874	$ (7,508,030)
Total Current Assets	3,953,217	3,082,122	2,446,034	8,951,678	(7,508,030)
Long-term Assets:
Inventories, net of current portion	10,009,310	10,245,146	9,382,164	24,902,097	7,508,030
Total Assets	$ 34,987,549	$ 35,313,908	$ 28,042,485	$ 24,902,097